PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

(4)    PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31, 2017	December 31, 2017
	RMB	RMB
Advances to employees	373,071	228,813
Other current assets	6,962,753	10,391,621

Total prepaid expenses and other current assets	7,335,824	10,620,434

Other current assets primarily consist of advances to suppliers for deposits, bidding deposits and rental prepayments.